1933 Act No. 333-37453
                                                       1940 Act No. 811-08413

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [ ]
    Pre-Effective Amendment No.                                           [ ]
    Post-Effective Amendment No. 15                                       [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           [ ]
     Amendment No. 14                                                     [X]


                             EVERGREEN EQUITY TRUST
               (Exact Name of Registrant as Specified in Charter)

              200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                          The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:
[X]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)

                             EVERGREEN EQUITY TRUST

                                   CONTENTS OF
                         POST-EFFECTIVE AMENDMENT NO. 15
                                       to
                             REGISTRATION STATEMENT

     This Post-Effective Amendment No. 15 to Registrant's Registration Statement No. 333-37453/811-08413 consists of the following pages, items of information and documents:

                                The Facing Sheet

                               The Contents Page

                                     PART A
                                     ------

   Supplement to the Prospectuses of Evergreen Fund, Evergreen Micro Cap Fund, Evergreen Aggressive Growth Fund, Evergreen Omega Fund, Evergreen Small Company Growth Fund, Evergreen Strategic Growth Fund and Evergreen Tax Strategic Equity
                           Fund is contained herein.

     Prospectuses for Evergreen American Retirement Fund, Evergreen Balanced Fund, Evergreen Foundation Fund and Evergreen Tax Strategic Foundation Fund
          contained in Post-Effective Amendment No. 14 to Registration Statement No. 333-37453/811-08453 filed on May 28, 1999 are incorporated by reference herein.

           Prospectuses for Evergreen Fund, Evergreen Micro Cap Fund,
             Evergreen Aggressive Growth Fund, Evergreen Omega Fund,
      Evergreen Small Company Growth Fund, Evergreen Strategic Growth Fund,
      Evergreen Stock Selector Fund and Evergreen Tax Strategic Equity Fund contained in Post-Effective Amendment No. 12 to Registration Statement
       No. 333-37453/811-08413 filed on February 1, 1999 are incorporated by reference herein.

     Prospectuses for Evergreen Masters Fund contained in Post-Effective
       Amendment No. 11 to Registration Statement No.333-37453/811-08413
                  filed on December 29, 1998 are incorporated by
                               reference herein.

       Prospectuses for Evergreen Fund for Total Return, Evergreen Growth and Income Fund, Evergreen Income and Growth Fund, Evergreen Small Cap
      Equity Income Fund, Evergreen Value Fund, Evergreen Utility Fund and
              Evergreen Blue Chip Fund contained in Post-Effective
       Amendment No. 10 to Registration Statement No. 333-37453/811-08413
        filed on November 25, 1998 are incorporated by reference herein.

         Prospectuses for Evergreen American Retirement Fund, Evergreen
          Foundation Fund, Evergreen Tax Strategic Foundation Fund and Evergreen Balanced Fund contained in Post-Effective
       Amendment No. 6 to Registration Statement No. 333-37453/811-08413
                   filed on July 31, 1998 are incorporated by
                               reference herein.

                                     PART B
                                     ------
   Statement of Additional Information for Evergreen American Retirement Fund, Evergreen Balanced Fund, Evergreen Foundation Fund and Evergreen Tax Strategic
  Foundaiton Fund contained in Post-Effective Amendment No. 14 to Registration
   Statement No. 333-37453/811-08453 filed on May 28, 1999 is incorporated by reference herein.

   Statement of Additional Information for Evergreen Fund, Evergreen Micro Cap Fund, Evergreen Aggressive Growth Fund, Evergreen Omega Fund, Evergreen Small
 Company Growth Fund, Evergreen Strategic Growth Fund, Evergreen Stock Selector
      Fund, Evergreen Tax Strategic Equity Fund and Evergreen Masters Fund contained in Post-Effective Amendment No. 12 to Registration Statement
        No. 333-37453/811-08413 filed on February 1, 1999 is incorporated by reference herein.

    Statement of Additional Information for Evergreen Fund for Total Return,
       Evergreen Growth and Income Fund, Evergreen Income and Growth Fund,
          Evergreen Small Cap Equity Income Fund, Evergreen Value Fund,
        Evergreen Utility Fund and Evergreen Blue Chip Fund contained in
           Post-Effective Amendment No. 10 to Registration Statement
             No. 333-37453/811-08413 filed on November 25, 1998
                      is incorporated by reference herein.

   Statement of Additional Information for Evergreen American Retirement Fund,
       Evergreen Foundation Fund, Evergreen Tax Strategic Foundation Fund
             and Evergreen Balanced Fund contained in Post-Effective
       Amendment No. 6 to Registration Statement No. 333-37453/811-08413
           filed on July 31, 1998 is incorporated by reference herein.



                                     PART C
                                     ------

                                    Exhibits

                                 Indemnification

              Business and Other Connections of Investment Adviser

                             Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                          SUPPLEMENT TO PROSPECTUSES OF
                         EVERGREEN DOMESTIC GROWTH FUNDS

I.   Evergreen Small Company Growth Fund

  Effective September 25, 1998, the section entitled "INVESTMENT STRATEGIES" on the page entitled "Evergreen Small Company Growth Fund" is hereby supplemented to reflect the following change:

  The Fund invests at least 65% of its assets in common stocks of companies with small market capitalizations (less than $2.5 billion) at the time of the Fund's investment.

October 15, 1998

II.  Evergreen Aggressive Growth Fund

  Effective April 1, 1999, the investment advisor to Aggressive Growth Fund is Evergreen Investment Management Company ("EIMC"). EIMC is entitled to receive from Aggressive Growth Fund an annual fee equal to 0.60% of its average daily net assets.

  The section entitled "THE FUNDS' PORTFOLIO MANAGERS" is hereby supplemented to reflect the following change:

  The day-to-day management of the Fund is handled by Maureen E. Cullinane. Ms. Cullinane has been a Senior Vice President and Senior Portfolio Manager of EIMC since 1995. She has worked at EIMC since 1974 and has over 20 years of investment experience. Ms. Cullinane has managed the Fund since April 1999.

April 1, 1999

III. Evergreen Micro Cap Fund

  On March 12, 1999, the Board of Trustees of the Evergreen Funds approved a proposal to reorganize Evergreen Micro Cap Fund ("Micro Cap") into Evergreen Fund ("Evergreen"). If the shareholders of Micro Cap approve the proposal, all of the assets of Micro Cap will be transferred to Evergreen and shareholders of Micro Cap will receive shares of Evergreen in exchange for their shares. Shareholders of Micro Cap as of May 5, 1999 are scheduled to vote on the proposal at a special meeting of shareholders to be held on July 23, 1999. If approved, the reorganization is proposed to take place on July 30, 1999. Shareholders of Micro Cap will be mailed information detailing the proposal on or about June 2, 1999.

April 23, 1999

IV.  Evergreen Fund

  Effective July 9, 1999, the section of the prospectuses entitled "THE FUNDS' PORTFOLIO MANAGERS" is supplemented to reflect the following change:

  The day-to-day management of the Fund is handled by Stephen A. Lieber. Mr. Lieber is Chairman and Co-Chief Executive Officer of EAMC. He was a founding partner of Lieber & Company, the original sponsor of the Evergreen Funds, when it was established in 1969. He has been with EAMC and its predecessor since 1971 and has been in the investment management profession since 1952. Mr. Lieber has managed the Fund since its inception in 1970.

June 14, 1999

V.   Evergreen Strategic Growth Fund

  Effective June 30, 1999, the following is added to the Class Y prospectus:

                                       1

--------------------------------------------------------------------------------
                                  EVERGREEN
--------------------------------------------------------------------------------

                             Strategic Growth Fund
 FUND FACTS:

 Goal:
 . Capital Growth

 Principal Investments:
 . Common Stocks
 . Bonds
 . Convertible Securities

 Class of Shares Offered in this Prospectus:
 . Class Y

 Investment Advisor:
 . Evergreen Investment Management Company

 Portfolio Manager:
 . Maureen E. Cullinane

 Dividend Payment Schedule:
 . Annually
 ................................................................................

[GRAPHIC APPEARS HERE]
   INVESTMENT GOAL

The Fund seeks growth of capital.

[GRAPHIC APPEARS HERE]
   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview" on page 1.

The Fund seeks to achieve its goal by investing in a wide range of sectors, industries and companies both in the U.S. and abroad. The Fund invests primarily in domestic common stocks, bonds (including bonds convertible into or exchangeable for common stocks) and rights or warrants to purchase common stocks. The Fund may also invest in foreign securities.

The Fund may invest in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

[GRAPHIC APPEARS HERE]
   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview" on page 1 under the headings:

 . Stock Market Risk
 . Foreign Investment Risk
 . Interest Rate Risk
 . Credit Risk


2  DOMESTIC GROWTH FUNDS


--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]
   PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class Y shares of the Fund for each of the last ten calendar years. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Class Y Shares (%)*

1989      1990      1991      1992      1993      1994      1995
24.91     -6.49     42.17     9.01      14.08     -2.21     29.80

1996      1997      1998
12.94     32.16     26.17


Best Quarter:  4th Quarter 1998  +21.04%*
Worst Quarter: 3rd Quarter 1990  -14.92%*

The next table lists the Fund's average annual total return for Class Y Shares over the past one, five and ten years and since inception (through 12/31/1998). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the S&P 500 Index, which is an unmanaged index tracking the performance of 500 publicly-traded U.S. stocks. It is often used to indicate the performance of the overall stock market. The S&P 500 Index is not an actual investment.

Average Annual Total Return
(for the period ended 12/31/98)*

               Inception
                 Date                                               Performance
               of Class     1 year    5 year         10 year     Since 9/11/1935
  Class Y       6/30/1999   26.17%    19.04%         17.31%           11.93%
  S&P 500                   26.67%    21.39%         16.04%           12.31%

 * Historical performance shown for Class Y prior to its inception is based on the performance of Class B, the original class offered. These historical returns for Class Y have been adjusted to eliminate the effect of the higher 12b-1 fees applicable to Class B. The 12b-1 fee for Class B is 1.00%. Class Y does not pay a 12b-1 fee. If these fees had not been eliminated, returns would have been lower.

[GRAPHIC APPEARS HERE]
   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

  Shareholder Transaction Expenses   Class Y

  Maximum sales charge imposed on None purchases (as a % of offering price) Maximum deferred sales charge (as None a % of either the redemption amount or initial investment, whichever is lower)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                     Management       12b-1        Other        Total Fund
                        Fees          Fees        Expenses  Operating Expenses*
  Class Y                .53%         None          .31%             .84%

* Estimated for fiscal year ending 9/30/1999.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

  After 1 year         $   86
  After 3 years        $  268
  After 5 years        $  466
  After 10 years       $1,037
                                                        DOMESTIC GROWTH FUNDS  3


  The Strategic Growth Fund is added to the third paragraph under the section "THE FUNDS' INVESTMENT ADVISORS," contained on page 16 of the prospectus, which discusses Evergreen Investment Management Company as investment advisor.

  The following paragraph is added after the fifth paragraph under the section "THE FUNDS' PORTFOLIO MANAGERS," contained on page 17 of the prospectus:

Strategic Growth Fund

The day-to-day management of the Fund has been handled by Maureen E. Cullinane since 1995. She has been a portfolio manager at EIMC since 1987.
Ms. Cullinane has been Senior Vice President and Senior Portfolio Manager at EIMC since 1995 and has worked at EIMC since 1974.

June 30, 1999

VI.  Evergreen Stock Selector Fund

  The following disclosure is added to the "FUND FACTS" of the Fund's Class A, Class B and Class C shares' prospectus:

  . Classes of Shares Offered in this Prospectus: Class A, Class B and Class C

  The following disclosure is added to the performance and expense information for the Fund:

  Average Annual Total Return (for the period ended 12/31/1998)*

                                                                    Performance
                Inception                                              Since
                  Date          1 year   5 years   10 years         2/28/1990
                 of Class
     Class A     2/28/1990       7.19%   18.60%      N/A               17.05%
     Class B     11/7/1997       8.12%   17.28%      N/A               16.44%
     Class C     6/30/1999       11.64%  19.76%      N/A               17.70%
     S&P 500                     26.67%  21.39%      N/A               19.03%**

   * Historical performance shown for Classes B and C prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B and C have not been adjusted to reflect the effect of each Class' 12b-1 fees. This fee is .25% for Class A, 1.00% for Class B, and 1.00% for Class C. If these fees had been reflected, returns for Classes B and C would have been lower.

    **Performance since 11/7/1997 is 26.36%


Shareholder Fees (fees paid directly from your investment)

Shareholder Transaction Expenses                                   Class C

Maximum sales charge imposed on purchases                            None
(as a % of offering price)

Maximum deferred sales charge (as a % of either the                  1.00%
redemption amount or initial investment, whichever is lower)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)*

              Management     12b-1     Other           Total Fund
                 Fees        Fees     Expenses    Operating Expenses**

Class C          .74%        1.00%     .26%              2.00%

 *From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse a Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, total operating expenses for Class C would be 1.93%.
**Estimated for the fiscal year ending 9/30/1999.

Example of Fund Expenses

                    Assuming
                  Redemption at         Assuming
                  End of Period       No Redemption
                     Class C             Class C
After 1 year          $  303              $  203
After 3 years         $  627              $  627



June 30, 1999

                                        4

VII. Evergreen Aggressive Growth Fund, Evergreen Fund, Evergreen Micro Cap Fund, Evergreen Omega Fund, Evergreen Small Company Growth Fund, Evergreen Stock Selector Fund, Evergreen Strategic Growth Fund, Evergreen Tax Strategic Equity Fund

  Effective June 30, 1999 the "FINANCIAL HIGHLIGHTS" of the Funds are updated as follows:

The tables below show, for each class of shares of each Fund, financial highlights for a share outstanding throughout the six months ended March 31, 1999. The following information is unaudited.

                          Evergreen Aggressive Growth Fund                     Evergreen Fund
                          -----------------------------------------    ---------------------------------------
                          Class A     Class B    Class C    Class Y    Class A   Class B    Class C    Class Y
---------------------------------------------------------------------------------------------------------------
 Net asset value,
  beginning of period     $  21.26    $ 20.78    $20.75     $ 21.46    $21.11    $20.82     $20.79     $21.25
                          ========    =======    ======     =======    ======    ======     ======     ======
 ................................................................................................................
 Income from investment
  operations
 ................................................................................................................
 Net investment income       (0.11)#    (0.18)#   (0.18)#     (0.08)#    0.03     (0.06)     (0.06)      0.06
 ................................................................................................................
 Net realized and
  unrealized gains or
  losses on securities        7.61       7.41      7.38        7.70      3.08      3.06       3.05       3.12
                          --------    -------    ------     -------    ------    ------     ------     ------
 ................................................................................................................
 Total from investment
  operations                  7.50       7.23      7.20        7.62      3.11      3.00       2.99       3.18
                          --------    -------    ------     -------    ------    ------     ------     ------
 ................................................................................................................
 Less distributions to
  shareholders from
 ................................................................................................................
 Net investment income           0          0         0           0     (0.04)        0          0      (0.05)
 ................................................................................................................
 Net realized gains          (2.63)     (2.63)    (2.63)      (2.63)    (0.07)    (0.07)     (0.07)     (0.07)
                          --------    -------    ------     -------    ------    ------     ------     ------
 ................................................................................................................
 Total distributions to
  shareholders               (2.63)     (2.63)    (2.63)      (2.63)    (0.11)    (0.07)     (0.07)     (0.12)
                          --------    -------    ------     -------    ------    ------     ------     ------
 ................................................................................................................
 Net asset value, end of
  period                  $  26.13    $ 25.38    $25.32     $ 26.45    $24.11    $23.75     $23.71     $24.31
                          ========    =======    ======     =======    ======    ======     ======     ======
 ................................................................................................................
 Total return*               38.30%     37.84%    37.75%      38.51%    14.73%    14.41%     14.38%     14.99%
 ................................................................................................................
 Ratios and supplemental
  data
 ................................................................................................................
 Net assets, end of
  period (millions)       $177,732    $51,943    $4,489     $34,501    $  200    $  692     $   13     $1,135
 ................................................................................................................
 Ratios to average net
  assets
  Expenses                    1.23%+     1.98%+    1.98%+      0.98%+    1.42%+    2.16%+     2.16%+     1.16%+
 ................................................................................................................
  Net investment income      (1.00%)+   (1.74%)+  (1.74%)+    (0.74%)+   0.25%+   (0.51%)+   (0.51%)+    0.49%+
 ................................................................................................................
 Portfolio turnover rate        10%        10%       10%         10%        4%        4%         4%         4%
 ................................................................................................................

* Excluding applicable sales charges for Class A, Class B and Class C.
+ Annualized.
# Net investment income is based on average shares outstanding during the period.



                               5

                                 Evergreen Micro Cap Fund                       Evergreen Omega Fund
                          ----------------------------------------    ------------------------------------------
                          Class A    Class B    Class C    Class Y    Class A     Class B     Class C    Class Y
------------------------------------------------------------------------------------------------------------------
 Net asset value,
  beginning of period     $19.88     $19.31     $19.33     $ 20.05    $  21.50    $  20.32    $ 20.37    $21.54
                          ======     ======     ======     =======    ========    ========    =======    ======
 ...................................................................................................................
 Income from investment
  operations
 ...................................................................................................................
 Net investment income#    (0.05)     (0.12)     (0.12)      (0.03)      (0.07)      (0.15)     (0.15)    (0.05)
 ...................................................................................................................
 Net realized and
  unrealized gains or
  losses on securities     (1.25)     (1.20)     (1.19)      (1.25)       7.07        6.65       6.66      7.10
                          ------     ------     ------     -------    --------    --------    -------    ------
 ...................................................................................................................
 Total from investment
  operations               (1.30)     (1.32)     (1.31)      (1.28)       7.00        6.50       6.51      7.05
                          ------     ------     ------     -------    --------    --------    -------    ------
 ...................................................................................................................

 Less distributions to
  shareholders from
 ...................................................................................................................
 Net investment income         0          0          0           0           0           0          0         0
 ...................................................................................................................
 Net realized gains        (0.46)     (0.46)     (0.46)      (0.46)      (2.61)      (2.61)     (2.61)    (2.61)
                          ------     ------     ------     -------    --------    --------    -------    ------
 ...................................................................................................................
 Total distributions to
  shareholders             (0.46)     (0.46)     (0.46)      (0.46)      (2.61)      (2.61)     (2.61)    (2.61)
                          ------     ------     ------     -------    --------    --------    -------    ------
 ...................................................................................................................
 Net asset value, end of
  period                  $18.12     $17.53     $17.56     $ 18.31    $  25.89    $  24.21    $ 24.27    $25.98
                          ======     ======     ======     =======    ========    ========    =======    ======
 ...................................................................................................................
 Total return*             (6.80%)    (7.11%)    (7.05%)     (6.64%)     34.73%      34.24%     34.21%    34.90%
 ...................................................................................................................
 Ratios and supplemental
  data
 ...................................................................................................................
 Net assets, end of
  period (millions)       $3,428     $3,447     $2,465     $32,635    $217,138    $195,055    $19,716    $2,147
 ...................................................................................................................
 Ratios to average net
  assets
  Expenses                   1.69%+     2.44%+     2.44%+      1.44%+      1.29%+      2.04%+     2.04%+    1.04%+
 ...................................................................................................................
  Net investment income     (0.53%)+   (1.29%)+   (1.29%)+    (0.29%)+    (0.62%)+    (1.37%)+   (1.37%)+  (0.41%)+
 ...................................................................................................................
 Portfolio turnover rate      21%        21%        21%         21%         70%         70%        70%       70%
 ...................................................................................................................


                            Evergreen Small Company Growth Fund       Evergreen Stock Selector Fund
                          ----------------------------------------    -----------------------------
                          Class  A  Class B     Class C   Class Y       Class A  Class B     Class Y
------------------------------------------------------------------------------------------------------
 Net asset value,
  beginning of period     $ 5.72     $ 5.69     $ 5.70     $ 5.74     $ 18.34    $18.23     $  18.35
                          ======     ======     ======     ======     =======    ======     ========
 .......................................................................................................
 Income from investment
  operations
 .......................................................................................................
 Net investment income #   (0.02)     (0.04)     (0.04)     (0.01)      (0.01)    (0.08)        0.01
 .......................................................................................................
 Net realized and
  unrealized gains or
  losses on securities      0.90       0.90       0.89       0.89        5.98      5.93         5.98
                          ------     ------     ------     ------     -------    ------     --------
 .......................................................................................................
 Total from investment
  operations                0.88       0.86       0.85       0.88        5.97      5.85         5.99
                          ------     ------     ------     ------     -------    ------     --------
 .......................................................................................................

 Less distributions to
  shareholders from
 .......................................................................................................
 Net investment income#        0          0          0          0       (0.01)        0        (0.01)
 .......................................................................................................
 Net realized gains        (1.18)     (1.18)     (1.18)     (1.18)      (4.11)    (4.11)       (4.11)
                          ------     ------     ------     ------     -------    ------     --------
 .......................................................................................................
 Total distributions to
  shareholders             (1.18)     (1.18)     (1.18)     (1.18)      (4.12)    (4.11)       (4.12)
                          ------     ------     ------     ------     -------    ------     --------
 .......................................................................................................

 Net asset value, end of
  period                  $ 5.42     $ 5.37     $ 5.37     $ 5.44     $ 20.19    $19.97     $  20.22
                          ======     ======     ======     ======     =======    ======     ========
 .......................................................................................................
 Total return*             17.06%     16.77%     16.52%     16.99%      36.10%    35.61%       36.30%
 .......................................................................................................
 Ratios and supplemental
  data
 .......................................................................................................
 Net assets, end of
  period (millions)       $  681     $  103     $    3     $    2     $20,434    $  991     $404,547
 .......................................................................................................
 Ratios to average net
  assets
  Expenses                   1.22%+     1.99%+     1.99%+     1.01%+      1.06%+    1.81%+       0.82%+
 .......................................................................................................
  Net investment income     (0.59%)+   (1.33%)+   (1.32%)+   (0.41%)+    (0.09%)+  (0.81%)+      0.14%+
 .......................................................................................................
 Portfolio turnover rate      68%        68%        68%        68%         37%       37%          37%
 .......................................................................................................

* Excluding applicable sales charges for Class A, Class B and Class C.
+ Annualized.
# Net investment income is based on average shares outstanding during the period.

                                       6



                              Evergreen Strategic              Evergreen Tax Strategic Equity Fund
                                  Growth Fund                --------------------------------------------
                          -------------------------------
                          Class A      Class B   Class C      Class A    Class B (a) Class C(b)   Class Y
                          -------    -----------  -------    -------    -----------  -----------  -------
----------------------------------------------------------------------------------------------------------
 Net asset value,
  beginning of period     $ 9.67       $ 9.63     $ 9.63     $10.65       $10.41       $12.77     $10.65
                          ======       ======     ======     ======       ======       ======     ======
 ...........................................................................................................
 Income from investment
  operations
 ...........................................................................................................
 Net investment income#    (0.01)       (0.05)     (0.05)     (0.01)       (0.06)       (0.06)      0.01
 ...........................................................................................................
 Net realized and
  unrealized gains or
  losses on securities      2.66         2.64       2.64       2.98         3.24         0.90       3.00
                          ------       ------     ------     ------       ------       ------     ------
 ...........................................................................................................
 Total from investment
  operations                2.65         2.59       2.59       2.97         3.18         0.84       3.01
                          ------       ------     ------     ------       ------       ------     ------
 ...........................................................................................................

 Less distributions to
  shareholders from
 ...........................................................................................................
 Net investment income         0            0          0          0            0            0          0
 ...........................................................................................................
 Net realized gains        (1.34)       (1.34)     (1.34)         0            0            0          0
                          ------       ------     ------     ------       ------       ------     ------
 ...........................................................................................................
 Total distributions to
  shareholders             (1.34)       (1.34)     (1.34)         0            0            0          0
                          ------       ------     ------     ------       ------       ------     ------
 ...........................................................................................................
 Net asset value, end of
  period                  $10.98       $10.88     $10.88     $13.62       $13.59       $13.61     $13.66
                          ======       ======     ======     ======       ======       ======     ======
 ...........................................................................................................
 Total return*             29.56%       29.03%     29.03%     27.89%       30.55%        6.58%     28.26%
 ...........................................................................................................
 Ratios and supplemental
  data
 ...........................................................................................................
 Net assets, end of
  period (millions)       $  905       $  108     $    2     $3,963       $5,583       $1,334     $5,556
 ...........................................................................................................
 Ratios to average net
  assets
  Expenses                  1.03%+       1.78%+     1.78%+     2.83%+       3.58%+       3.58%+     2.58%+
 ...........................................................................................................
  Net investment income    (0.22%)+     (0.96%)+   (1.01%)+   (0.13%)+     (0.84%)+     (0.83%)+    0.11%+
 ...........................................................................................................
 Portfolio turnover rate      70%          70%        70%         4%           4%           4%         4%
 ...........................................................................................................

  * Excluding applicable sales charges for Class A, Class B and Class C.
  + Annualized.
(a) For the period from October 14, 1998 (commencement of class operations) to March 31, 1999.
(b) For the period from November 4, 1998 (commencement of class operations) to March 31, 1999.
  # Net investment income is based on average shares outstanding during the period.

June 30, 1999



                                       7









                         EVERGREEN EQUITY TRUST

                                     PART C



Item 23    Exhibits


     Unless otherwise indicated, each of the Exhibits listed below is filed herewith.

Exhibit
Number    Description                                            Location
-------   -----------                                            -----------
(a)       Declaration of Trust                                   Incorporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on October 8, 1997

(b)       By-laws                                                Incorporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on October 8, 1997


(c)       Provisions of instruments defining the rights          Incorporated by reference to Exhibits I and II
          of holders of the securities being registered          of Registrant's Registration Statement
          are contained in the Declaration of Trust              Filed on October 8, 1997
          Articles II, III.(6)(c), VI.(3), IV.(8), V, VI,
          VII, VIII and By-laws Articles II, III and VIII.


(d)(1)    Investment Advisory and Management                     Incorporated by reference to
          Agreement between the Registrant and First             Post-Effective Amendment No. 4 to
          Union National Bank                                    Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(d)(2)    Investment Advisory and Management                     Incorporated by reference to
          Agreement between the Registrant and Evergreen         Post-Effective Amendment No. 4 to
          Asset Management Corp.                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(d)(3)    Investment Advisory and Management                     Incorporated by reference to
          Agreement between the Registrant and                   Post-Effective Amendment No. 4 to
          Evergreen Investment Management Company                Registrant's Registration Statement
          (formerly Keystone Investment Management               Filed on March 12, 1998
          Company)

(d)(4)    Investment Advisory and Management                     Incorporated by reference to
          Agreement between the Registrant and                   Post-Effective Amendment No. 12 to
          Meridian Investment Company                            Registrant's Registration Statement
                                                                 Filed on February 1, 1999

(d)(5)    Sub-advisory Agreement between Evergreen Asset         Incorporated by reference to
          Management Corp. and Lieber & Company                  Post-Effective Amendment No.9 to
                                                                 Registrant's Registrant Statement
                                                                 Filed on October 1, 1998

(d)(6)    Portfolio Management Agreement between                 Incorporated by reference to
          OppenheimerFunds, Inc. and First Union                 Post-Effective Amendment No. 12 to
          National Bank                                          Registrant's Registration Statement
                                                                 Filed on February 1, 1999

(d)(7)    Portfolio Management Agreement between                 Incorporated by reference to
          MFS Institutional Advisors, Inc. and First             Post-Effective Amendment No. 12 to
          Union National Bank                                    Registrant's Registration Statement
                                                                 Filed on February 1, 1999

(d)(8)    Portfolio Management Agreement between                 Incorporated by reference to
          Putnam Investment Management, Inc. and First           Post-Effective Amendment No. 12 to
          Union National Bank                                    Registrant's Registration Statement
                                                                 Filed on February 1, 1999

(e)(1)    Class A and Class C Principal Underwriting             Incorporated by reference to
          Agreement between the Registrant and Evergreen         Post-Effective Amendment No. 4 to
          Distributor, Inc.                                      Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(e)(2)    Class B Principal Underwriting Agreement               Incorporated by reference to
          between the Registrant and Evergreen Investment        Post-Effective Amendment No. 4 to
          Services, Inc. (B-1)                                   Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(e)(3)    Class B Principal Underwriting Agreement               Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Post-Effective Amendment No. 4 to
          Inc. (B-2)                                             Registrant's Registration Statement
                                                                 Filed on March 12, 1998


(e)(4)    Class B Principal Underwriting Agreement               Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Post-Effective Amendment No. 4 to
          Inc. (Evergreen/KCF)                                   Registrant's Registration Statement
                                                                 Filed on March 12, 1998


(e)(5)    Class Y Principal Underwriting Agreement               Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Post-Effective Amendment No. 4 to
          Inc.                                                   Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(e)(6)    Principal Underwriting Agreement between               Incorporated by reference to
          the Registrant and Kokusai Securities Company          Post-Effective Amendment No. 6 to
          Limited                                                Registrant's Registration Statement
                                                                 Filed on July 31, 1998


(e)(7)    Specimen Copy of Dealer Agreement used by              Incorporated by reference to
          Evergreen Distributor, Inc.                            Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 10, 1997

(e)(8)    Principal Underwriting Agreement between               Incorporated by reference to
          the Registrant and Nomura Securities Company           Post-Effective Amendment No. 6 to
                                                                 Registrant's Registration Statement
                                                                 Filed on July 31, 1998

(f)       Form of Deferred Compensation Plan                     Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 10, 1997

(g)       Custodian Agreement between the Registrant             Incorporated by reference to
          and State Street Bank and Trust Company                Post-Effective Amendment No. 4 to
                                                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(h)(1)    Administration Agreement between Evergreen             Incorporated by reference to
          Investment Services, Inc. and the Registrant           Post-Effective Amendment No. 4 to
                                                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(h)(2)    Transfer Agent Agreement between the                   Incorporated by reference to
          Registrant and Evergreen Service Company               Post-Effective Amendment No. 4 to
                                                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(i)       Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 2
                                                                 Filed on December 12, 1997

(j)       Not applicable

(k)       Not applicable

(l)       Not applicable

(m)(1)    12b-1 Distribution Plan for Class A                    Incorporated by reference to
                                                                 Post-Effective Amendment No. 4 to
                                                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(m)(2)    12b-1 Distribution Plan for Class B                    Incorporated by reference to
          (KAF B-1)                                              Post-Effective Amendment No. 4 to
                                                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(m)(3)    12b-1 Distribution Plan for Class B                    Incorporated by reference to
          (KAF B-2)                                              Post-Effective Amendment No. 4 to
                                                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(m)(4)    12b-1 Distribution Plan for Class B                    Incorporated by reference to
          (KCF/Evergreen)                                        Post-Effective Amendment No. 4 to
                                                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(m)(5)    12b-1 Distribution Plan for Class C                    Incorporated by reference to
                                                                 Post-Effective Amendment No. 4 to
                                                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(n)        Not applicable

(o)        Multiple Class Plan                                   Incorporated by reference to
                                                                 Post-Effective Amendment No. 13 to
                                                                 Registrant's Registration Statement
                                                                 Filed on April 30, 1999

Item 24.       Persons Controlled by or Under Common Control with Registrant.

     None

Item 25.       Indemnification.

     Registrant has obtained from a major insurance carrier a trustees and officers liability policy covering certain types of errors and omissions.

     Provisions for the indemnification of the Registrant's Trustees and officers are also contained in the Registrant's Declaration of Trust.

     Provisions for the indemnification of the Registrant's Investment Advisors are contained in their respective Investment Advisory and Management Agreements.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in each Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

     Provisions for the indemnification of Evergreen Service Company, the Registrant's transfer agent, are contained in the Master Transfer and Recordkeeping Agreement between Evergreen Service Company and the Registrant.

     Provisions for the indemnification of State Street Bank and Trust Company, the Registrant's custodian, are contained in the Custodian Agreement between State Street Bank and Trust Company and the Registrant.

Item 26.       Business or Other Connections of Investment Adviser.

     The Directors and principal executive officers of First Union National Bank are:

Edward E. Crutchfield, Jr.         Chairman and Chief Executive Officer,
                                   First Union Corporation; Chief Executive
                                   Officer and Chairman, First Union National
                                   Bank

Anthony P. Terracciano             President, First Union Corporation; President
                                   First Union National Bank

John R. Georgius                   Vice Chairman, First Union Corporation;
                                   Vice Chairman, First Union National Bank

Marion A. Cowell, Jr.              Executive Vice President, Secretary &
                                   General Counsel, First Union Corporation;
                                   Secretary and Executive Vice President,
                                   First Union National Bank

Robert T. Atwood                   Executive Vice President and Chief Financial
                                   Officer, First Union Corporation; Chief
                                   Financial Officer and Executive Vice
                                   President, First Union National Bank

     All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.

     The information required by this item with respect to Evergreen Asset Management Corp. is incorporated by reference to the Form ADV (File No. 801-46522) of Evergreen Asset Management Corp.

     The information required by this item with respect to Evergreen Investment Management Company (formerly Keystone Investment Management Company) is incorporated by reference to the Form ADV (File No. 801-8327) of Evergreen Investment Management Company.

     The information required by this item with respect to Meridian Investment Company is incorporated by reference to the Form ADV (File No. 801-8327) of Meridian Investment Company.

Item 27.       Principal Underwriters.

     Evergreen Distributor, Inc. acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

     The Directors and principal executive officers of Evergreen Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

Dennis Sheehan                     Director, Chief Financial Officer

J. David Huber                     President

Kevin J. Dell                      Vice President, General Counsel and Secretary

     All of the above persons are located at the following address: Evergreen Distributor, Inc., 90 Park Avenue, New York, New York 10019.

     The Registrant has not paid, directly or indirectly, any commissions or other compensation to the Principal Underwriter in the last fiscal year.


Item 28.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company and Evergreen Investment Management Company (formerly Keystone Investment Management Company), all located at 200 Berkeley Street, Boston, Massachusetts 02110

     First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

     Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

     Meridian Investment Co., 55 Valley Stream Parkway, Malvern, Pennsylvania 19355


Item 29.       Management Services.

     Not Applicable


Item 30.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Columbus, and State of Ohio, on the 30th day of June, 1999.

                                         EVERGREEN EQUITY TRUST

                                         By: /s/ William J. Tomko
                                             -----------------------------
                                             Name: William J. Tomko
                                             Title: President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 30th day of June, 1999.

/s/William J. Tomko                      /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
-------------------------               -----------------------------     --------------------------------
William J. Tomko                         Laurence B. Ashkin*               Charles A. Austin III*
President and Treasurer (Principal       Trustee                           Trustee
  Financial and Accounting Officer)

/s/ K. Dun Gifford                      /s/ James S. Howell               /s/ William Walt Pettit
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         James S. Howell*                  William Walt Pettit*
Trustee                                 Chairman of the Board and         Trustee
                                        Trustee

/s/ Gerald M. McDonnell                  /s/ Thomas L. McVerry              /s/ Michael S. Scofield
-------------------------------         -----------------------------      --------------------------------
Gerald M. McDonell*                     Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Chairman of the Board and          Vice Chairman of the Board and
                                                                           Trustee
                                        Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD      /s/ Leroy Keith, Jr.
------------------------------          -------------------------------    ---------------------------------
David M. Richardson*                    Russell A. Salton, III MD*         Leroy Keith, Jr.*
Trustee                                 Trustee                            Trustee

/s/ Richard J. Shima
------------------------------
Richard J. Shima*


*By: /s/ Beth K. Werths
-------------------------------
Beth K. Werths
Attorney-in-Fact


     *Beth K. Werths, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.